Investments in Associates and Joint Ventures - Additional Information (Detail) ₱ / shares in Units, $ in Thousands, € in Millions																																				1 Months Ended		6 Months Ended	7 Months Ended	12 Months Ended								23 Months Ended
	Mar. 02, 2018 PHP (₱)	Dec. 15, 2017 PHP (₱) ₱ / shares shares	Jun. 30, 2017 PHP (₱)	Jun. 13, 2017 PHP (₱)	May 30, 2017	Apr. 27, 2017 PHP (₱) ₱ / shares	Apr. 25, 2017 PHP (₱)	Apr. 20, 2017 shares	Feb. 28, 2017 PHP (₱) ₱ / shares shares	Dec. 01, 2016	Sep. 30, 2016 PHP (₱) shares	Aug. 24, 2016 ₱ / shares shares	Jul. 29, 2016 PHP (₱)	Jul. 22, 2016 USD ($)	May 30, 2016 PHP (₱) Entity Tranche ₱ / shares	Nov. 17, 2015 PHP (₱) ₱ / shares	Oct. 09, 2015 PHP (₱)	Sep. 03, 2015 PHP (₱)	Aug. 11, 2015 EUR (€)	Jun. 29, 2015 PHP (₱)	Jun. 01, 2015 PHP (₱)	May 21, 2015 PHP (₱)	Apr. 14, 2015 PHP (₱)	Feb. 27, 2015 PHP (₱)	Jan. 31, 2015 PHP (₱)	Jan. 20, 2015	Jan. 06, 2015	Oct. 01, 2014 USD ($)	Jun. 24, 2014 PHP (₱)	May 11, 2014 PHP (₱)	Feb. 19, 2014 PHP (₱)	Sep. 27, 2013 PHP (₱)	Feb. 05, 2013 USD ($)	Jun. 06, 2012 PHP (₱)	May 08, 2012	Jun. 30, 2013 PHP (₱)	Dec. 31, 2000	Dec. 31, 2017 PHP (₱) ₱ / shares	Dec. 31, 2016 PHP (₱)	Dec. 31, 2017 PHP (₱) ₱ / shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 PHP (₱)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 PHP (₱)	Dec. 31, 2014 PHP (₱) ₱ / shares shares	Dec. 31, 2012 PHP (₱)	Dec. 31, 2011 PHP (₱)	Dec. 14, 2014 USD ($) shares	Feb. 15, 2018 PHP (₱)	May 29, 2017 PHP (₱)	Feb. 29, 2016	Dec. 18, 2015 PHP (₱)	Sep. 04, 2015 PHP (₱)	Oct. 25, 2011 EUR (€)	May 12, 2010 PHP (₱)	May 12, 2010 EUR (€)	Apr. 19, 2001 PHP (₱)	Apr. 19, 2001 USD ($)
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Investments in associates																																						₱ 12,041,000,000	₱ 14,765,000,000	₱ 12,041,000,000		₱ 14,765,000,000
Equity interest acquired															50.00%
Amount of equity interest acquired																																						46,130,000,000	56,858,000,000	46,130,000,000		56,858,000,000		₱ 48,703,000,000
Enterprise value from sale of customer relationship management																							₱ 26,487,000,000						₱ 13,243,000,000											1,294,000,000
Net proceeds form sale of business | $																												$ 330,000
Amount of cash received from sale of business | $																												$ 57,000
Capital in excess of par value (Note 20)																																						130,374,000,000	130,488,000,000	130,374,000,000		130,488,000,000
Equity share in net earnings (losses) of associates and joint ventures																																								2,906,000,000		1,181,000,000		3,241,000,000
Percentage of acquiring other interest															50.00%
Number of other entities | Entity															2
Purchase price of subsidiary															₱ 52,800,000,000
Number of tranches | Tranche															3
Assumed liabilities															₱ 17,200,000,000
Amount advanced to cover working capital requirements																																																		₱ 2,600,000,000
Outstanding advances																																						11,359,000,000		11,359,000,000
Advances outstanding to cover assumed liabilities and working capital requirements of acquired companies																																							1,306,000,000			1,306,000,000
Intangible assets																																						8,204,000,000	8,901,000,000	8,204,000,000		8,901,000,000
Goodwill																																						61,379,000,000	61,379,000,000	61,379,000,000		61,379,000,000
Equity interest paid																																								5,633,000,000		₱ 21,524,000,000		1,274,000,000
Redemption of shares, Value																																												1,000,000
Amount receivable period	2019 to 2021
Vega Telecom Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired															50.00%
Equity share in net earnings (losses) of associates and joint ventures																																							₱ (1,027,000,000)	55,000,000
Outstanding advances																																						11,038,000,000		11,038,000,000
Intangible assets															₱ 18,885,000,000
Goodwill															₱ 17,824,000,000
Bow Arken Holdings Company [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired															50.00%
Outstanding advances																																						238,000,000		238,000,000
Brightshare Holdings, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired															50.00%
Outstanding advances																																						83,000,000		83,000,000
VTI, Bow Arken and Brightshare [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Tender offer to purchase common shares price per share. | ₱ / shares												₱ 2.20
Tender offer expiration date.												Oct. 20, 2016
Percentage of issued and outstanding capital stock												99.10%
Equity interest paid | €																																									€ 7.4		€ 2.6
Philippines Internet Holding S.a.r.l. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired																										50.00%
Percentage of equity interest																										33.33%
Beacon Electric Asset Holdings, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Enterprise value from sale of customer relationship management				₱ 21,800,000,000											₱ 26,200,000,000
Increase in authorized capital															6,000,000,000
Equity interest paid															₱ 5,000,000,000
Authorized capital stock																																						₱ 5,000,000,000		₱ 5,000,000,000
Percentage of subscription used to fund the issuance of share capital															56.00%
Shares redeemed | shares								79,000,000			198,000,000
Redemption of shares, Value							₱ 43,000,000				₱ 21,000,000
Proceeds from sale of stock															₱ 17,000,000,000
Consideration received in future															₱ 9,200,000,000
PCEVs Beacon Electric Asset Holdings Inc [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired																																								25.00%	25.00%	50.00%	50.00%
Enterprise value from sale of customer relationship management	₱ 4,852,000,000			21,800,000,000
Effective equity interest in joint venture																																						17.48%	8.74%	17.48%		8.74%
Consideration settled				12,000,000,000
Consideration to be settled				₱ 9,800,000,000
Consideration settlement period in installments																																								annual installments from June 2018 to June 2021	annual installments from June 2018 to June 2021
Receivables from divestment of assets																																						₱ 15,552,000,000		₱ 15,552,000,000
Amounts receivable	₱ 5,550,000,000
Metro Pacific Investments Corporation and Ayala Group [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired																																										75.00%	75.00%
ECommerce Pay Holding S.a.r.l. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of equity interest																											50.00%
Equity interest paid | €																			€ 1.2
Increase (decrease) in equity interest																																																			(50.00%)
Tranche One [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of consideration paid upon acquisition															50.00%
Tranche Two [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of consideration paid upon acquisition										25.00%
Tranche Three [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of consideration paid upon acquisition					25.00%
Preferred Shares [Member] | Beacon Electric Asset Holdings, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Enterprise value from sale of customer relationship management																																		₱ 3,563,000,000
Common stock [Member] | Beacon Electric Asset Holdings, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Increase in authorized capital															₱ 3,000,000,000
Par value | ₱ / shares															₱ 1.00																							₱ 1.00		₱ 1.00
Authorized capital stock																																						₱ 3,000,000,000		₱ 3,000,000,000
2,760,000 Subscribed Preferred Shares [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Number of shares subscribed or to be issued | shares									2,800,000
Subscribed per share | ₱ / shares									₱ 4,000
Premium over par value per subscribed share | ₱ / shares									₱ 3,000
Subscription share price									₱ 11,040,000,000
Premium over subscription share price									8,280,000,000
Subscribed payment									₱ 11,040,000,000
800,000 Subscribed Preferred Shares [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Number of shares subscribed or to be issued | shares		600,000							800,000
Subscribed per share | ₱ / shares		₱ 5,000							₱ 4,000
Premium over par value per subscribed share | ₱ / shares		₱ 4,000							₱ 3,000
Subscription share price		₱ 3,000,000,000							₱ 3,200,000,000
Premium over subscription share price		2,400,000,000							2,400,000,000
Subscribed paid in cash		₱ 10,000,000							₱ 148,000,000
Conversion of advance																																						₱ 2,990,000,000		₱ 2,990,000,000
Preferred stock [Member] | Beacon Electric Asset Holdings, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Par value | ₱ / shares																																						₱ 1.00		₱ 1.00
Authorized capital stock																																						₱ 2,000,000,000		₱ 2,000,000,000
Rate of cumulative dividend of preferred shares																																								7.00%	7.00%
Class A Preferred Shares | Beacon Electric Asset Holdings, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Increase in authorized capital															₱ 2,000,000,000
Par value | ₱ / shares															₱ 1.00
Class B Preferred Shares | Beacon Electric Asset Holdings, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Increase in authorized capital															₱ 1,000,000,000
Par value | ₱ / shares															₱ 1.00
Digitel [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Reversal of impairment																																								₱ 201,000,000							₱ 92,000,000
Description Of Significant Influence In Joint Venture																																								Though Digitel owns more than half of the voting interest in ANPC, management has assessed that Digitel only has significant influence, and not control, due to certain governance matters.	Though Digitel owns more than half of the voting interest in ANPC, management has assessed that Digitel only has significant influence, and not control, due to certain governance matters.
P L D T Capital Pte Ltd
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of subscribed promissory note in associate																		8.00%
Amount of subscribed promissory note issued by associate																		₱ 5,000,000
Metro Pacific Investments Corporation and Ayala Group [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Description of concession agreement																																								MPIC and Ayala Group signed a ten-year concession agreement with the DOTC to build and implement the AFCS project.	MPIC and Ayala Group signed a ten-year concession agreement with the DOTC to build and implement the AFCS project.
Metro Pacific Investments Corporation and Ayala Group [Member] | Beacon Electric Asset Holdings, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Settled portion of consideration													₱ 8,487,000,000							₱ 17,000,000,000			₱ 1,000,000,000	₱ 10,243,000,000					₱ 3,000,000,000
Beneficial Trust Fund Holdings Inc. [Member] | Major business combination [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Investments in associates																																																	₱ 1,664,000,000
Associates [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Dividends received																																								₱ 0		₱ 0		0
Outstanding contingent liabilities																																						0	₱ 0	₱ 0		0
Meralco
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Amount of equity interest acquired																																																							₱ 23,130,000,000
Meralco | Beacon Electric Asset Holdings, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Deferred gain recognized | €																																																						€ 8,145.0		€ 8,047.0
eInnovations Holdings Pte. Ltd. [Member] | ECommerce Pay Holding S.a.r.l. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of ownership disposed																																								50.00%	50.00%
Top of Range [Member] | VTI, Bow Arken and Brightshare [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Goodwill | shares												165,880,000
Bottom of Range [Member] | VTI, Bow Arken and Brightshare [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of issued and outstanding common shares owned by VTI												95.00%
MediaQuest PDRs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Total deposits																																													₱ 2,250,000,000
Investments in associates																																						10,835,000,000	12,647,000,000	₱ 10,835,000,000		12,647,000,000
Additional Investments																																								2,500,000,000		5,500,000,000
Additional Investments for subscription																														₱ 300,000,000
Recoverable amount																																								1,664,000,000
Provision for impairment																																						1,784,000,000		1,784,000,000
Allowance for impairment																																						1,784,000,000		1,784,000,000
Amount of equity interest acquired																																						8,696,000,000	8,267,000,000	8,696,000,000		8,267,000,000
Percentage of economic interest transferred to employees																																			40.00%
Digitel Crossing, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Investments in associates																																						510,000,000	238,000,000	₱ 510,000,000		238,000,000
Digitel Crossing, Inc. [Member] | Digitel [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of economic interest																																								60.00%	60.00%
Equity interest acquired																																					40.00%
Digitel Crossing, Inc. [Member] | Pacnet Network Philipines Inc [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired																																					40.00%
Digitel Crossing, Inc. [Member] | Broadband Infrastructure Group Ltd [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired																																					20.00%
Digitel Crossing, Inc. [Member] | Asia Netcom Philippines Corp. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of economic interest																																								20.00%	20.00%
Asia Netcom Philippines Corp. [Member] | Digitel [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of economic interest																																								40.00%	40.00%
Percentage of ownership interest in subsidiary acquired																																																									60.00%	60.00%
Amount of equity interest acquired																																																									₱ 69,000,000,000	$ 2,000,000
Asia Netcom Philippines Corp. [Member] | Pacnet Network Philipines Inc [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of ownership interest in subsidiary acquired																																																									40.00%	40.00%
Phunware Inc [Member] | P L D T Capital Pte Ltd | Series F Preferred Shares [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Amount of total consideration of preferred shares subscribed																																																				₱ 3,000,000	₱ 5,000,000
Appcard [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Investments in associates																																						234,000,000	234,000,000	₱ 234,000,000		234,000,000
Appcard [Member] | P L D T Capital Pte Ltd
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Amount of total consideration of preferred shares subscribed																	₱ 5,000,000
Appcard [Member] | P L D T Capital Pte Ltd | Series B Preferred Stock [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Purchase of interests in associates																	₱ 5,000,000
Asia Outsourcing Beta Limited [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Investments in associates																																						78,000,000	855,000,000	78,000,000		₱ 855,000,000
Asia Outsourcing Beta Limited [Member] | Asia Outsourcing Gamma Limited Customer Relationship Management [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Enterprise value from sale of customer relationship management | $														$ 181,000
Description of completion of sale transaction																																										The transaction was completed on September 30, 2016	The transaction was completed on September 30, 2016
Asia Outsourcing Beta Limited [Member] | Common stock [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Investments in associates																																						78,000,000	855,000,000	₱ 78,000,000		₱ 855,000,000
Asia Outsourcing Beta Limited [Member] | PLDT Global Investments Corporation [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Cash distribution received out of redemption of preferred shares and buyback of ordinary shares | $														$ 11,200
AF Payments, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Investments in associates																																							407,000,000			407,000,000
Additional cash call on unpaid subscription to fund expenditures																₱ 650,000,000									₱ 800,000,000
Authorized capital																2,550,000,000
Increase in authorized capital																₱ 5,000,000,000
Par value | ₱ / shares																₱ 1.00
Capital in excess of par value (Note 20)						₱ 100,000,000										₱ 612,500,000
Additional Par Value Per Share | ₱ / shares																₱ 1.00
Preferred stock value per share | ₱ / shares						₱ 1,000,000
Additional share subscription, value						₱ 500,000,000
Impairment gain loss carrying value of investment			₱ 439,000,000																																			(61,000,000)
AF Payments, Inc. [Member] | Smart [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of economic interest																20.00%									20.00%																				20.00%
Investments in associates																																							407,000,000			407,000,000
Amount of shares subscribed																																													₱ 503,000,000
Subscription price per share | ₱ / shares																																													₱ 1
Additional amount contributed																₱ 130,000,000									₱ 160,000,000
Additional capital contribution																₱ 122,500,000
Subscription amount payable																																							₱ 36,000,000			36,000,000
AF Payments, Inc. [Member] | Smart [Member] | Series B Preferred Stock [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
subscribed shares equivalent to amount subscribed | shares																																													503,000,000
A I L [Member] | A Ce S Philippines [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of economic interest																																								36.99%	36.99%
Recognized full impairment provision in respect of investment																																								₱ 1,896,000,000
Unrecognized share in net losses and translation adjustment																																								29,000,000		173,000,000
Equity share in net earnings (losses) of associates and joint ventures																																												₱ 70,000,000
Share in net cumulative losses amount unrecognized																																								2,257,000,000		₱ 2,228,000,000
Cignal TV [Member] | MediaQuest PDRs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Total deposits																																														₱ 6,000,000,000
Percentage of economic interest																																64.00%														40.00%
Investments in associates																																₱ 6,000,000,000
Cignal TV [Member] | Pay TV business [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Provision for impairment																																						₱ 0		₱ 0
Satventures, Inc. [Member] | MediaQuest PDRs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of economic interest																																				40.00%
Investments in associates																																₱ 3,600,000,000				₱ 3,600,000,000
Hasting [Member] | MediaQuest PDRs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of economic interest																					70.00%
Investments in associates																					₱ 3,250,000,000															₱ 1,950,000,000
Additional Investments																						₱ 800,000,000																							₱ 500,000,000
Settlement amount																						₱ 200,000,000
Hasting philippine depository receipts [Member] | MediaQuest PDRs [Member] | Top of Range [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Additional Investments																															₱ 500,000,000
PLDT Global Investments Corporation [Member] | Asia Outsourcing Beta Limited [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of economic interest																																	20.00%															20.00%
Amount of equity interest acquired | $																																	$ 40,000
Shares transferred to employees, value | $																																																$ 53
Percentage of economic interest transferred to employees																																																18.32%
Percentage of interest in associates by subsidiary																																								18.32%	18.32%
PLDT Global Investments Corporation [Member] | Asia Outsourcing Beta Limited [Member] | Preferred Shares [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Amount of equity interest acquired | $																																	39,800
Number of shares transferred | shares																																																31,426
PLDT Global Investments Corporation [Member] | Asia Outsourcing Beta Limited [Member] | Common stock [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Amount of equity interest acquired | $																																	$ 200
Number of shares transferred | shares																																																85
LIB [Member] | VTI, Bow Arken and Brightshare [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired												87.12%
Percentage of outstanding common stock purchases under tender offer												12.82%
Number of shares tendered. | shares												107,000,000
Percentage of issued and outstanding common shares under shares tendered												8.30%